Quarterly Holdings Report
for
Fidelity® Small Cap Value Index Fund
March 31, 2025
SVI-NPRT3-0525
1.9896351.105
Common Stocks - 99.8%
	Shares	Value ($)
ARGENTINA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Despegar.com Corp (b)	66,304	1,245,852
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
MAC Copper Ltd Class A (b)	42,006	400,737
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	59,536	391,152
Financials - 0.2%
Banks - 0.1%
Bank of Nt Butterfield & Son Ltd/The (United States)	48,193	1,875,672
Insurance - 0.1%
Hamilton Insurance Group Ltd Class B (b)	44,796	928,621
TOTAL FINANCIALS		2,804,293

Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	1,914	10,488
TOTAL BERMUDA		3,205,933
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Pagseguro Digital Ltd Class A (b)	96,019	732,625
StoneCo Ltd Class A (b)	149,312	1,564,790

TOTAL BRAZIL		2,297,415
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd	106,877	4,060,257
CANADA - 1.0%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)	50,634	69,368
Teekay Tankers Ltd Class A	26,106	999,077
		1,068,445
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)	39,057	314,019
Fennec Pharmaceuticals Inc (United States) (b)	20,471	124,668
		438,687
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Brookfield Business Corp Class A (United States)	27,358	728,270
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	90,131	684,996
Hut 8 Corp (United States) (b)(c)	87,778	1,019,980
		1,704,976
Materials - 0.2%
Metals & Mining - 0.2%
i-80 Gold Corp (United States) (b)(c)	340,002	197,813
Novagold Resources Inc (United States) (b)	263,386	769,087
Ssr Mining Inc (United States) (b)	219,266	2,199,238
		3,166,138
Utilities - 0.5%
Gas Utilities - 0.5%
Brookfield Infrastructure Corp (United States)	129,750	4,695,653
TOTAL CANADA		11,802,169
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	125,955	256,318
IRELAND - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp	46,538	455,607
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	19,273	238,503
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	5,809	262,741
TOTAL IRELAND		956,851
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)	38,607	161,377
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	3,793	18,946
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	9,474	72,666
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)	9,566	28,698
TOTAL KOREA (SOUTH)		101,364
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd	258,283	565,640
MONACO - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	48,448	1,820,676
Industrials - 0.1%
Marine Transportation - 0.1%
Costamare Inc	42,854	421,683
Safe Bulkers Inc	65,094	240,197
		661,880
TOTAL MONACO		2,482,556
NORWAY - 0.3%
Energy - 0.2%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	49,942	1,248,551
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (United States)	13,024	299,422
SFL Corp Ltd	113,102	927,436
		1,226,858
TOTAL ENERGY		2,475,409

Industrials - 0.1%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	121,802	153,470
Marine Transportation - 0.1%
Golden Ocean Group Ltd (c)	133,006	1,061,388
TOTAL INDUSTRIALS		1,214,858

TOTAL NORWAY		3,690,267
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA Class E	29,654	1,085,336
PUERTO RICO - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class A (b)	31,457	199,122
Liberty Latin America Ltd Class C (b)	141,389	878,026
		1,077,148
Financials - 0.4%
Banks - 0.4%
First BanCorp/Puerto Rico	162,086	3,107,189
Ofg Bancorp	48,750	1,950,975
		5,058,164
TOTAL PUERTO RICO		6,135,312
SINGAPORE - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)(d)	41,080	8,167
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	17,961	224,333
SWEDEN - 0.1%
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	93,139	1,610,373
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)	36,022	50,791
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)(c)	11,810	248,010
UNITED KINGDOM - 0.1%
Financials - 0.1%
Insurance - 0.1%
Fidelis Insurance Holdings Ltd	53,844	872,273
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	29,265	347,083
TOTAL UNITED KINGDOM		1,219,356
UNITED STATES - 96.6%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	1,336	48,898
AST SpaceMobile Inc Class A (b)(c)	144,903	3,295,094
Atn International Inc	11,362	230,762
Bandwidth Inc Class A (b)	2,789	36,536
Globalstar Inc (b)	8,344	174,056
IDT Corp Class B	4,837	248,186
Lumen Technologies Inc (b)	1,094,028	4,288,590
Shenandoah Telecommunications Co	52,822	663,973
		8,986,095
Entertainment - 0.5%
AMC Entertainment Holdings Inc Class A (b)(c)	436,295	1,252,167
Cinemark Holdings Inc (c)	24,746	615,928
Eventbrite Inc Class A (b)	12,028	25,379
Lions Gate Entertainment Corp Class A (b)(c)	74,919	663,033
Lions Gate Entertainment Corp Class B (b)	122,872	973,146
LiveOne Inc (b)	13,564	9,481
Madison Square Garden Entertainment Corp Class A (b)	38,603	1,263,862
Marcus Corp/The	25,369	423,409
Playstudios Inc Class A (b)	95,496	121,280
Reservoir Media Inc (b)	18,468	140,911
Sphere Entertainment Co Class A (b)(c)	29,210	955,751
		6,444,347
Interactive Media & Services - 0.4%
Bumble Inc Class A (b)	80,391	348,897
Cars.com Inc (b)	69,356	781,642
fuboTV Inc (b)	330,708	965,667
Nextdoor Holdings Inc Class A (b)	185,288	283,491
Outbrain Inc (b)	42,663	159,133
Shutterstock Inc	6,122	114,053
TrueCar Inc (b)	86,968	137,409
Vimeo Inc Class A (b)	156,653	823,995
Ziff Davis Inc (b)	45,535	1,711,205
		5,325,492
Media - 1.1%
Advantage Solutions Inc Class A (b)(c)	114,409	172,758
AMC Networks Inc Class A (b)	34,326	236,163
Boston Omaha Corp (b)	24,438	356,306
Cable One Inc (c)	6,130	1,629,170
Clear Channel Outdoor Holdings Inc (b)	324,867	360,602
EchoStar Corp Class A (b)	131,476	3,363,157
Emerald Holding Inc	15,795	62,074
Entravision Communications Corp Class A	58,190	122,199
EW Scripps Co/The Class A (b)	66,943	198,151
Gannett Co Inc (b)	151,607	438,144
Gray Media Inc	94,292	407,341
iHeartMedia Inc Class A (b)	114,710	189,272
Integral Ad Science Holding Corp (b)	69,899	563,386
John Wiley & Sons Inc Class A	20,253	902,474
Magnite Inc (b)	15,024	171,424
National CineMedia Inc	75,364	440,126
Scholastic Corp	25,408	479,703
Stagwell Inc Class A (b)	77,807	470,732
TEGNA Inc	174,197	3,173,869
WideOpenWest Inc (b)	53,083	262,761
		13,999,812
Wireless Telecommunication Services - 0.4%
Gogo Inc (b)(c)	41,166	354,851
Spok Holdings Inc	20,704	340,374
Telephone and Data Systems Inc	106,552	4,127,824
		4,823,049
TOTAL COMMUNICATION SERVICES		39,578,795

Consumer Discretionary - 8.6%
Automobile Components - 0.8%
Adient PLC (b)	90,657	1,165,849
American Axle & Manufacturing Holdings Inc (b)	123,215	501,485
Cooper-Standard Holdings Inc (b)	17,991	275,622
Dana Inc	141,392	1,884,755
Fox Factory Holding Corp (b)	45,493	1,061,807
Goodyear Tire & Rubber Co/The (b)	307,899	2,844,987
Holley Inc Class A (b)	27,266	70,074
Luminar Technologies Inc Class A (b)(c)	3,667	19,764
Phinia Inc	45,104	1,913,763
Solid Power Inc (b)(c)	169,187	177,646
Standard Motor Products Inc	22,678	565,363
Stoneridge Inc (b)	29,757	136,585
		10,617,700
Automobiles - 0.1%
Winnebago Industries Inc	30,224	1,041,519
Broadline Retail - 0.0%
1stdibs.Com Inc (b)	19,349	58,821
Groupon Inc (b)(c)	12,795	240,162
		298,983
Distributors - 0.1%
A-Mark Precious Metals Inc	19,446	493,345
Weyco Group Inc	6,672	203,363
		696,708
Diversified Consumer Services - 1.0%
Adtalem Global Education Inc (b)	33,014	3,322,529
American Public Education Inc (b)	15,443	344,688
Carriage Services Inc	3,544	137,330
Chegg Inc (b)	108,194	69,158
European Wax Center Inc Class A (b)	3,184	12,576
Graham Holdings Co Class B	3,444	3,309,202
KinderCare Learning Cos Inc (b)	14,984	173,665
Laureate Education Inc (b)	27,016	552,477
Lincoln Educational Services Corp (b)	27,797	441,138
Mister Car Wash Inc (b)	13,573	107,091
Perdoceo Education Corp	70,925	1,785,892
Strategic Education Inc	24,029	2,017,475
Zspace Inc (b)(c)	463	3,430
		12,276,651
Hotels, Restaurants & Leisure - 1.0%
Biglari Holdings Inc Class B (b)	796	172,366
BJ's Restaurants Inc (b)	9,092	311,492
Bloomin' Brands Inc	40,286	288,851
Brinker International Inc (b)	4,619	688,462
Cracker Barrel Old Country Store Inc	18,867	732,417
Denny's Corp (b)	15,742	57,773
Dine Brands Global Inc	14,776	343,838
El Pollo Loco Holdings Inc (b)	26,853	276,586
Empire Resorts Inc (b)(e)	41	0
Everi Holdings Inc (b)	38,554	527,033
Full House Resorts Inc (b)	34,841	145,635
Global Business Travel Group I Class A (b)	18,234	132,379
Golden Entertainment Inc	20,649	544,927
International Game Technology PLC	106,895	1,738,113
Life Time Group Holdings Inc (b)	90,789	2,741,828
Lindblad Expeditions Holdings Inc (b)	11,420	105,863
Nathan's Famous Inc	254	24,479
Papa John's International Inc	10,119	415,689
Portillo's Inc Class A (b)(c)	12,306	146,318
Rci Hospitality Holdings Inc	4,234	181,808
Red Rock Resorts Inc Class A	28,604	1,240,555
Sabre Corp (b)	325,168	913,722
Six Flags Entertainment Corp	25,587	912,688
United Parks & Resorts Inc (b)(c)	1,917	87,147
Vacasa Inc Class A (b)	10,417	56,043
		12,786,012
Household Durables - 2.7%
Beazer Homes USA Inc (b)	31,244	637,065
Century Communities Inc	26,258	1,761,912
Champion Homes Inc (b)	30,487	2,888,948
Cricut Inc Class A (c)	10,133	52,185
Ethan Allen Interiors Inc	24,905	689,869
Flexsteel Industries Inc	5,087	185,726
Gopro Inc Class A (b)	136,407	90,424
Green Brick Partners Inc (b)	24,411	1,423,405
Hamilton Beach Brands Holding Co Class A	8,921	173,335
Helen of Troy Ltd (b)	24,689	1,320,615
Hooker Furnishings Corp	12,020	120,681
Hovnanian Enterprises Inc Class A (b)	5,054	529,204
iRobot Corp (b)(c)	32,668	88,204
KB Home	59,799	3,475,518
La-Z-Boy Inc (c)	44,900	1,755,141
Landsea Homes Corp Class A (b)	27,228	174,804
Legacy Housing Corp (b)	11,960	301,631
LGI Homes Inc (b)	20,976	1,394,275
Lifetime Brands Inc	12,904	63,617
Lovesac Co/The (b)	7,287	132,478
M/I Homes Inc (b)	28,802	3,288,612
Meritage Homes Corp	77,868	5,519,284
Purple Innovation Inc Class A (b)	59,862	45,447
Sonos Inc (b)	13,408	143,063
Taylor Morrison Home Corp (b)	110,409	6,628,956
Traeger Inc (b)	34,266	57,567
Tri Pointe Homes Inc (b)	70,308	2,244,231
United Homes Group Inc Class A (b)	2,116	5,925
		35,192,122
Leisure Products - 0.3%
AMMO Inc (b)	97,899	135,101
Clarus Corp	32,172	120,645
Escalade Inc	10,738	164,291
Funko Inc Class A (b)(c)	33,365	228,884
JAKKS Pacific Inc	8,965	221,167
Johnson Outdoors Inc Class A	5,269	130,882
Latham Group Inc (b)	43,762	281,390
Malibu Boats Inc Class A (b)	21,180	649,803
Marine Products Corp	6,123	51,372
MasterCraft Boat Holdings Inc (b)	17,588	302,865
Peloton Interactive Inc Class A (b)	26,920	170,134
Smith & Wesson Brands Inc	44,020	410,266
Solo Brands Inc Class A (b)(c)	29,543	4,957
Sturm Ruger & Co Inc	12,818	503,619
Topgolf Callaway Brands Corp (b)(c)	152,872	1,007,427
		4,382,803
Specialty Retail - 2.4%
1-800-Flowers.com Inc Class A (b)(c)	20,202	119,192
Academy Sports & Outdoors Inc	54,621	2,491,264
aka Brands Holding Corp (b)	679	9,152
America's Car-Mart Inc/TX (b)	7,848	356,221
American Eagle Outfitters Inc	40,546	471,145
Arhaus Inc Class A	8,362	72,749
Arko Corp	77,040	304,308
Asbury Automotive Group Inc (b)(c)	21,221	4,686,446
BARK Inc (b)	140,678	195,542
Beyond Inc (b)	49,694	288,225
Caleres Inc	25,094	432,370
Citi Trends Inc (b)	6,831	151,204
Designer Brands Inc Class A	37,841	138,120
Destination XL Group Inc (b)	53,723	78,436
EVgo Inc Class A (b)	118,123	314,207
Foot Locker Inc (b)	90,055	1,269,776
Genesco Inc (b)	8,217	174,447
Group 1 Automotive Inc	14,086	5,380,148
GrowGeneration Corp (b)	55,606	60,054
Haverty Furniture Cos Inc	16,413	323,664
J Jill Inc	551	10,760
Lands' End Inc (b)	15,054	153,250
Leslie's Inc (b)	80,416	59,146
MarineMax Inc (b)	23,700	509,550
Monro Inc	32,982	477,250
National Vision Holdings Inc (b)	78,797	1,007,026
ODP Corp/The (b)	32,152	460,738
OneWater Marine Inc Class A (b)(c)	12,841	207,767
Petco Health & Wellness Co Inc Class A (b)	91,606	279,398
RealReal Inc/The (b)(c)	32,286	174,022
RumbleON Inc Class B (b)	17,919	50,532
Sally Beauty Holdings Inc (b)	110,300	996,009
Shoe Carnival Inc	19,613	431,290
Signet Jewelers Ltd	45,227	2,625,880
Sleep Number Corp (b)(c)	23,371	148,172
Sonic Automotive Inc Class A	11,279	642,452
Stitch Fix Inc Class A (b)	109,766	356,740
ThredUp Inc Class A (b)	72,165	173,918
Tile Shop Holdings Inc (b)	18,505	119,912
Tilly's Inc Class A (b)	16,481	36,257
Urban Outfitters Inc (b)	49,260	2,581,224
Victoria's Secret & Co (b)	64,858	1,205,062
Winmark Corp	3,090	982,218
Zumiez Inc (b)	16,614	247,382
		31,252,625
Textiles, Apparel & Luxury Goods - 0.2%
Figs Inc Class A (b)(c)	132,794	609,524
G-III Apparel Group Ltd (b)	42,101	1,151,463
Movado Group Inc	16,604	277,619
Oxford Industries Inc	5,023	294,699
Rocky Brands Inc	5,034	87,441
Superior Group of Cos Inc	11,393	124,639
Vera Bradley Inc (b)(c)	24,684	55,539
		2,600,924
TOTAL CONSUMER DISCRETIONARY		111,146,047

Consumer Staples - 2.5%
Beverages - 0.5%
Primo Brands Corp Class A	188,965	6,706,368
Consumer Staples Distribution & Retail - 0.6%
Andersons Inc/The	31,136	1,336,668
Guardian Pharmacy Services Inc Class A (b)	5,868	124,754
HF Foods Group Inc (b)	43,567	213,478
Ingles Markets Inc Class A	15,703	1,022,736
Natural Grocers by Vitamin Cottage Inc	7,359	295,832
PriceSmart Inc	9,959	874,898
SpartanNash Co	36,687	743,279
United Natural Foods Inc (b)	63,374	1,735,814
Village Super Market Inc Class A	9,431	358,472
Weis Markets Inc	17,892	1,378,579
		8,084,510
Food Products - 0.8%
Alico Inc	7,432	221,771
B&G Foods Inc	86,471	594,056
BRC Inc Class A (b)	4,784	9,998
Cal-Maine Foods Inc	41,802	3,799,802
Calavo Growers Inc	15,421	369,950
Dole PLC	81,059	1,171,303
Fresh Del Monte Produce Inc	36,945	1,139,014
Hain Celestial Group Inc (b)	97,845	406,057
Limoneira Co	17,860	316,479
Mission Produce Inc (b)	40,792	427,500
Seneca Foods Corp Class A (b)	4,989	444,221
TreeHouse Foods Inc (b)	50,543	1,369,210
Utz Brands Inc Class A	23,595	332,218
		10,601,579
Household Products - 0.2%
Central Garden & Pet Co (b)(c)	18,957	694,963
Central Garden & Pet Co Class A (b)	34,034	1,113,933
Oil-Dri Corp of America	8,401	385,774
		2,194,670
Personal Care Products - 0.3%
Edgewell Personal Care Co	51,691	1,613,277
Herbalife Ltd (b)	36,484	314,857
Honest Co Inc/The (b)	52,876	248,517
Medifast Inc (b)	11,940	160,951
Nature's Sunshine Products Inc (b)	10,444	131,072
Nu Skin Enterprises Inc Class A	53,882	391,183
Olaplex Holdings Inc (b)	151,312	192,166
USANA Health Sciences Inc (b)	12,295	331,596
Waldencast plc Class A (b)	26,337	79,011
		3,462,630
Tobacco - 0.1%
Turning Point Brands Inc	2,510	149,194
Universal Corp/VA	26,232	1,470,304
		1,619,498
TOTAL CONSUMER STAPLES		32,669,255

Energy - 6.0%
Energy Equipment & Services - 1.9%
Aris Water Solutions Inc Class A	27,015	865,561
Bristow Group Inc (b)	25,953	819,596
DMC Global Inc (b)	15,826	133,255
Drilling Tools International Corp (b)	5,126	12,148
Expro Group Holdings NV (b)	102,416	1,018,015
Flowco Holdings Inc Class A	15,552	398,909
Forum Energy Technologies Inc (b)	12,237	246,086
Geospace Technologies Corp (b)	12,591	90,780
Helix Energy Solutions Group Inc (b)	124,990	1,038,667
Helmerich & Payne Inc	106,846	2,790,818
Innovex International Inc (b)	38,633	693,849
Kodiak Gas Services Inc	35,292	1,316,392
Liberty Energy Inc Class A	161,780	2,560,977
Mammoth Energy Services Inc (b)	24,771	50,532
Nabors Industries Ltd (b)	6,736	280,959
Natural Gas Services Group Inc (b)	8,757	192,391
Noble Corp PLC	50,977	1,208,155
NPK International Inc (b)	90,220	524,178
Oil States International Inc (b)	64,420	331,763
Patterson-UTI Energy Inc	421,478	3,464,549
ProFrac Holding Corp Class A (b)(c)	24,337	184,718
ProPetro Holding Corp (b)	93,051	683,925
Ranger Energy Services Inc Class A	16,598	235,526
RPC Inc (c)	93,775	515,763
SEACOR Marine Holdings Inc (b)(c)	24,825	125,614
Select Water Solutions Inc Class A	98,243	1,031,552
Solaris Energy Infrastructure Inc Class A	33,023	718,580
Transocean Ltd (b)(c)	788,315	2,498,959
Valaris Ltd (b)	24,300	954,018
		24,986,235
Oil, Gas & Consumable Fuels - 4.1%
Aemetis Inc (b)(c)	38,216	66,496
Amplify Energy Corp (b)	41,248	154,268
Berry Corp	61,004	195,823
California Resources Corp	75,588	3,323,604
Centrus Energy Corp Class A (b)(c)	4,490	279,323
Chord Energy Corp warrants 9/1/2025 (b)	405	882
Clean Energy Fuels Corp (b)	184,352	285,746
CNX Resources Corp (b)	157,673	4,963,546
Comstock Resources Inc (b)(c)	99,697	2,027,837
Core Natural Resources Inc	56,833	4,381,824
Crescent Energy Co Class A	132,621	1,490,660
CVR CHC LP (c)	4,008	77,755
Delek US Holdings Inc	48,942	737,556
DHT Holdings Inc	147,133	1,544,897
Diversified Energy Co PLC (United States) (f)	48,331	653,435
Dorian LPG Ltd	19,698	440,053
Energy Fuels Inc/Canada (United States) (b)(c)	202,734	756,198
Evolution Petroleum Corp	25,088	129,956
Excelerate Energy Inc Class A	17,545	503,191
FutureFuel Corp	28,549	111,341
Granite Ridge Resources Inc	57,187	347,697
Green Plains Inc (b)	69,615	337,633
Gulfport Energy Corp (b)	6,541	1,204,460
Hallador Energy Co (b)	27,439	336,951
HighPeak Energy Inc Class A (c)	15,491	196,116
Infinity Natural Resources Inc Class A	10,446	195,863
International Seaways Inc	44,165	1,466,278
Kinetik Holdings Inc Class A	37,363	1,940,634
Magnolia Oil & Gas Corp Class A	14,137	357,101
Murphy Oil Corp	150,431	4,272,240
NACCO Industries Inc Class A	4,241	143,049
Nordic American Tankers Ltd	226,615	557,473
Northern Oil & Gas Inc	99,687	3,013,538
Par Pacific Holdings Inc (b)	58,913	840,099
PBF Energy Inc Class A (c)	108,704	2,075,159
Peabody Energy Corp	132,511	1,795,524
Prairie Operating Co (b)(c)	471	2,520
PrimeEnergy Resources Corp (b)	733	167,043
REX American Resources Corp (b)	12,883	484,014
Riley Exploration Permian Inc	10,443	304,622
Ring Energy Inc (b)	159,477	183,399
SandRidge Energy Inc	34,357	392,357
Sitio Royalties Corp Class A	86,267	1,714,125
SM Energy Co	102,778	3,078,201
Talos Energy Inc (b)	156,198	1,518,245
Ur-Energy Inc (United States) (b)(c)	33,491	22,576
VAALCO Energy Inc	103,236	388,167
Vital Energy Inc (b)(c)	30,575	648,802
Vitesse Energy Inc	27,784	683,209
World Kinect Corp	55,045	1,561,076
		52,352,562
TOTAL ENERGY		77,338,797

Financials - 29.6%
Banks - 20.0%
1st Source Corp	19,749	1,181,188
ACNB Corp	8,868	365,007
Amalgamated Financial Corp	19,336	555,910
Amerant Bancorp Inc Class A	39,615	817,654
Ameris Bancorp	70,941	4,084,073
Ames National Corp	9,574	167,736
Arrow Financial Corp	18,127	476,559
Associated Banc-Corp	177,252	3,993,488
Atlantic Union Bankshares Corp (c)	97,263	3,028,770
Axos Financial Inc (b)	52,716	3,401,236
Banc of California Inc	150,780	2,139,568
BancFirst Corp	18,927	2,079,509
Bancorp Inc/The (b)	2,533	133,844
Bank First Corp	10,400	1,047,696
Bank of Hawaii Corp (c)	42,580	2,936,743
Bank of Marin Bancorp	16,913	373,270
Bank7 Corp	4,243	164,374
BankUnited Inc	80,759	2,781,340
Bankwell Financial Group Inc	6,935	209,298
Banner Corp	37,107	2,366,313
Bar Harbor Bankshares	16,193	477,694
BayCom Corp	11,071	278,657
BCB Bancorp Inc	16,714	164,800
Berkshire Hills Bancorp Inc	46,411	1,210,863
Blue Foundry Bancorp (b)	19,145	176,134
Bridgewater Bancshares Inc (b)	20,442	283,939
Brookline Bancorp Inc	95,847	1,044,732
Burke & Herbert Financial Services Corp	14,740	827,061
Business First Bancshares Inc	25,985	632,735
Byline Bancorp Inc	32,963	862,312
Cadence Bank	197,083	5,983,441
California BanCorp (b)	25,894	371,061
Camden National Corp	18,034	729,836
Capital Bancorp Inc	9,768	276,727
Capital City Bank Group Inc	14,727	529,583
Capitol Federal Financial Inc	134,594	753,726
Carter Bankshares Inc (b)	23,994	388,223
Cathay General Bancorp	73,559	3,165,244
Central Pacific Financial Corp	28,994	783,998
Chemung Financial Corp	3,476	165,353
ChoiceOne Financial Services Inc	9,020	259,505
Citizens & Northern Corp	16,382	329,606
Citizens Financial Services Inc	4,567	265,114
City Holding Co	14,469	1,699,673
Civista Bancshares Inc	16,422	320,886
CNB Financial Corp/PA	22,215	494,284
Coastal Financial Corp/WA Class A (b)	670	60,575
Colony Bankcorp Inc	17,528	283,077
Columbia Financial Inc (b)	26,959	404,385
Community Financial System Inc	56,717	3,224,929
Community Trust Bancorp Inc	16,702	841,113
Community West Bancshares	18,026	333,120
Connectone Bancorp Inc	39,288	955,091
Customers Bancorp Inc (b)	32,035	1,608,157
CVB Financial Corp	143,794	2,654,437
Dime Community Bancshares Inc	42,967	1,197,920
Eagle Bancorp Inc	32,170	675,570
Eastern Bankshares Inc	208,020	3,411,528
Enterprise Bancorp Inc/MA	10,440	406,429
Enterprise Financial Services Corp	39,465	2,120,849
Equity Bancshares Inc Class A	17,285	681,029
Esquire Financial Holdings Inc	1,053	79,375
ESSA Bancorp Inc	9,279	174,909
Farmers & Merchants Bancorp Inc/Archbold OH	13,871	331,656
Farmers National Banc Corp	39,915	520,891
FB Financial Corp	38,084	1,765,574
Fidelity D&D Bancorp Inc	5,343	222,322
Financial Institutions Inc	20,418	509,633
First Bancorp Inc/The	12,104	299,211
First Bancorp/Southern Pines NC	43,396	1,741,915
First Bancshares Inc/The	32,995	1,115,561
First Bank/Hamilton NJ	22,601	334,721
First Busey Corp	90,607	1,957,111
First Business Financial Services Inc	8,075	380,736
First Commonwealth Financial Corp	109,794	1,706,199
First Community Bankshares Inc	18,225	686,900
First Financial Bancorp	102,484	2,560,050
First Financial Corp	12,308	602,846
First Financial Northwest Inc	7,145	161,906
First Foundation Inc (c)	48,808	253,314
First Interstate BancSystem Inc Class A	86,984	2,492,092
First Interstate Bank of Calif	5,149	137,890
First Merchants Corp	63,090	2,551,360
First Mid Bancshares Inc	24,684	861,472
First of Long Island Corp/The	23,620	291,707
First Western Financial Inc (b)	5,926	116,446
Five Star Bancorp	17,889	497,314
Flagstar Financial Inc	274,199	3,186,192
Flushing Financial Corp	34,508	438,252
FS Bancorp Inc	7,342	279,069
Fulton Financial Corp	196,573	3,556,006
FVCBankcorp Inc (b)	18,124	191,571
German American Bancorp Inc	30,724	1,152,150
Glacier Bancorp Inc	123,143	5,445,384
Great Southern Bancorp Inc	9,274	513,501
Guaranty Bancshares Inc/TX	8,557	342,537
Hancock Whitney Corp	93,860	4,922,957
Harborone Northeast Bancorp Inc	40,414	419,093
HBT Financial Inc	13,978	313,247
Heritage Commerce Corp	65,240	621,085
Heritage Financial Corp Wash	36,659	891,913
Hilltop Holdings Inc	50,160	1,527,372
Hingham Institution For Savings The	1,652	392,846
Home Bancorp Inc	7,476	334,925
Home BancShares Inc/AR	201,163	5,686,879
HomeStreet Inc (b)	19,118	224,445
HomeTrust Bancshares Inc	15,564	533,534
Hope Bancorp Inc	126,262	1,321,963
Horizon Bancorp Inc/IN	46,617	702,984
Independent Bank Corp	46,026	2,883,529
Independent Bank Corp/MI	21,584	664,571
International Bancshares Corp	58,511	3,689,704
Investar Holding Corp	9,584	168,774
John Marshall Bancorp Inc	13,414	221,599
Kearny Financial Corp/MD	59,527	372,639
Lakeland Financial Corp	25,541	1,518,157
LCNB Corp	14,136	209,071
LINKBANCORP Inc	25,376	172,049
Live Oak Bancshares Inc	4,988	132,980
Mercantile Bank Corp	17,153	745,126
Metrocity Bankshares Inc	18,376	506,626
Metropolitan Bank Holding Corp (b)	11,341	634,983
Mid Penn Bancorp Inc	18,684	484,102
Middlefield Banc Corp	7,842	219,184
Midland States Bancorp Inc	23,207	397,304
MidWestOne Financial Group Inc	20,348	602,504
MVB Financial Corp	12,781	221,367
National Bank Holdings Corp Class A	39,996	1,530,647
National Bankshares Inc VA	6,432	171,284
NB Bancorp Inc (b)	41,585	751,441
Nbt Bancorp Inc	49,740	2,133,846
Nicolet Bankshares Inc	11,296	1,230,812
Northeast Bank	7,458	682,705
Northeast Community Bancorp Inc	13,451	315,291
Northfield Bancorp Inc	41,343	451,052
Northrim BanCorp Inc	5,788	423,797
Northwest Bancshares Inc	139,705	1,679,254
Norwood Financial Corp	9,101	219,971
Oak Valley Bancorp	7,426	185,353
OceanFirst Financial Corp	62,397	1,061,373
Old National Bancorp/IN	339,777	7,199,876
Old Second Bancorp Inc	46,663	776,472
Orange County Bancorp Inc	11,042	258,272
Origin Bancorp Inc	31,572	1,094,601
Orrstown Financial Services Inc	19,966	599,180
Pacific Premier Bancorp Inc	104,317	2,224,038
Park National Corp	15,587	2,359,872
Parke Bancorp Inc	11,333	213,514
Pathward Financial Inc	18,661	1,361,320
PCB Bancorp	11,834	221,414
Peapack-Gladstone Financial Corp	17,992	510,973
Peoples Bancorp Inc/OH	37,813	1,121,534
Peoples Bancorp of North Carolina Inc	4,868	132,604
Peoples Financial Services Corp	7,750	344,643
Pioneer Bancorp Inc/NY (b)	12,079	141,445
Plumas Bancorp	5,995	259,404
Ponce Financial Group Inc (b)	19,470	246,685
Preferred Bank/Los Angeles CA	13,286	1,111,507
Primis Financial Corp	23,423	228,843
Princeton Bancorp Inc	6,089	186,019
Provident Bancorp Inc (b)	16,343	187,618
Provident Financial Services Inc	136,717	2,347,431
QCR Holdings Inc	17,424	1,242,680
RBB Bancorp	17,374	286,671
Red River Bancshares Inc	4,759	245,802
Renasant Corp	67,744	2,298,554
Republic Bancorp Inc/KY Class A	8,844	564,424
S&T Bancorp Inc	41,438	1,535,278
Sabian Ltd	32,699	740,959
Sandy Spring Bancorp Inc	47,464	1,326,619
Seacoast Banking Corp of Florida	91,384	2,351,310
ServisFirst Bancshares Inc	39,320	3,247,832
Shore Bancshares Inc	28,724	388,923
Sierra Bancorp	14,061	392,021
Simmons First National Corp Class A	134,100	2,753,073
SmartFinancial Inc	16,877	524,537
South Plains Financial Inc	12,437	411,913
Southern First Bancshares Inc (b)	8,121	267,343
Southern Missouri Bancorp Inc	10,113	526,078
Southern States Bancshares Inc	8,958	320,249
Southside Bancshares Inc	31,522	912,877
SouthState Corp	105,802	9,820,543
Stellar Bancorp Inc	53,029	1,466,782
Stock Yards Bancorp Inc	27,568	1,903,846
Texas Capital Bancshares Inc (b)	49,946	3,730,966
Third Coast Bancshares Inc (b)	12,176	406,313
Timberland Bancorp Inc/WA	8,299	250,215
Tompkins Financial Corp	13,832	871,139
Towne Bank/Portsmouth VA	75,959	2,597,038
TriCo Bancshares	34,604	1,383,122
Triumph Financial Inc (b)	1,938	112,016
TrustCo Bank Corp NY	20,349	620,238
Trustmark Corp	65,552	2,260,888
UMB Financial Corp	73,617	7,442,680
United Bankshares Inc/WV	143,192	4,964,468
United Community Banks Inc/GA	129,709	3,648,714
Unity Bancorp Inc	7,562	307,773
Univest Financial Corp	31,018	879,670
USCB Financial Holdings Inc	7,842	145,548
Valley National Bancorp	513,748	4,567,220
Veritex Holdings Inc	56,844	1,419,395
Virginia National Bankshares Corp	5,106	184,224
WaFd Inc	87,765	2,508,324
Washington Trust Bancorp Inc	21,020	648,677
WesBanco Inc	92,996	2,879,156
West BanCorp Inc	17,389	346,737
Westamerica BanCorp	27,945	1,414,855
WSFS Financial Corp	63,143	3,275,227
		257,189,265
Capital Markets - 0.7%
AlTi Global Inc Class A (b)	37,596	114,292
BGC Group Inc Class A	384,269	3,523,747
Diamond Hill Investment Group Inc	491	70,134
DigitalBridge Group Inc Class A	126,282	1,113,807
Donnelley Financial Solutions Inc (b)	10,813	472,636
Forge Global Holdings Inc Class A (b)	128,029	71,952
GCM Grosvenor Inc Class A	5,045	66,745
MarketWise Inc Class A	44,744	22,086
P10 Inc Class A	5,418	63,662
Silvercrest Asset Management Group Inc Class A	10,261	167,870
StoneX Group Inc (b)	42,579	3,252,184
Value Line Inc	242	9,358
Virtus Invt Partners Inc	1,278	220,276
		9,168,749
Consumer Finance - 1.0%
Atlanticus Holdings Corp (b)	5,535	283,115
Bread Financial Holdings Inc	53,753	2,691,950
Consumer Portfolio Services Inc (b)	8,402	72,845
Encore Capital Group Inc (b)(c)	25,167	862,725
Enova International Inc (b)	27,359	2,641,785
Green Dot Corp Class A (b)	58,290	491,968
LendingClub Corp (b)	119,602	1,234,293
Lendingtree Inc (b)	776	39,010
Medallion Financial Corp	20,793	181,107
Navient Corp (c)	79,786	1,007,697
Nelnet Inc Class A	15,230	1,689,464
PRA Group Inc (b)	41,764	861,174
PROG Holdings Inc	37,181	989,015
Regional Management Corp	7,991	240,609
World Acceptance Corp (b)	265	33,535
		13,320,292
Financial Services - 3.4%
Acacia Research Corp (b)	38,591	123,491
Alerus Financial Corp	23,061	425,706
Burford Capital Ltd (United States)	216,532	2,860,388
Cannae Holdings Inc	60,812	1,114,684
Cantaloupe Inc (b)	3,715	29,236
Cass Information Systems Inc	2,327	100,643
Compass Diversified Holdings	72,654	1,356,450
Enact Holdings Inc	30,681	1,066,165
Essent Group Ltd	112,884	6,515,664
Federal Agricultural Mortgage Corp Class C	1,019	191,073
HA Sustainable Infrastructure Capital Inc	127,583	3,730,527
Jackson Financial Inc	79,086	6,625,825
Marqeta Inc Class A (b)	69,424	286,027
Merchants Bancorp/IN	19,563	723,831
Mr Cooper Group Inc (b)	43,078	5,152,129
NewtekOne Inc	27,245	325,850
NMI Holdings Inc (b)	78,452	2,828,195
Onity Group Inc (b)	6,636	214,476
Payoneer Global Inc (b)	69,322	506,744
Paysafe Ltd (b)	34,688	544,255
PennyMac Financial Services Inc	12,941	1,295,524
Radian Group Inc	161,347	5,335,745
Repay Holdings Corp Class A (b)(c)	93,578	521,229
Sezzle Inc (b)(c)	1,644	57,358
SWK Holdings Corp (b)	3,314	57,630
Velocity Financial Inc (b)	8,805	164,742
Walker & Dunlop Inc	9,678	826,114
Waterstone Financial Inc	17,419	234,286
		43,213,987
Insurance - 2.5%
Ambac Financial Group Inc/Old (b)	48,922	428,068
American Coastal Insurance Corp	14,881	172,173
Amerisafe Inc	11,850	622,718
Bowhead Specialty Holdings Inc	12,654	514,385
CNO Financial Group Inc	109,746	4,570,922
Donegal Group Inc Class A	17,281	339,226
Employers Holdings Inc	26,628	1,348,442
Enstar Group Ltd (b)	13,614	4,525,021
F&G Annuities & Life Inc	18,951	683,184
Genworth Financial Inc Class A (b)	454,917	3,225,362
GoHealth Inc Class A (b)	5,119	62,810
Greenlight Capital Re Ltd Class A (b)	28,548	386,825
Heritage Insurance Holdings Inc (b)	24,827	358,005
Hippo Holdings Inc (b)	21,408	547,188
Horace Mann Educators Corp	44,529	1,902,724
Investors Title Co	1,296	312,440
James River Group Holdings Ltd	40,619	170,600
Lemonade Inc (b)(c)	10,002	314,363
Maiden Holdings Ltd (b)	95,512	54,470
MBIA Inc (b)(c)	47,899	238,537
Mercury General Corp	25,507	1,425,841
NI Holdings Inc (b)	8,144	116,133
ProAssurance Corp (b)	55,007	1,284,413
Safety Insurance Group Inc	15,932	1,256,716
Selective Insurance Group Inc	9,911	907,253
Selectquote Inc (b)	146,812	490,352
Skyward Specialty Insurance Group Inc (b)	30,781	1,628,931
Stewart Information Services Corp	29,298	2,090,412
Tiptree Inc Class A	20,972	505,215
United Fire Group Inc	22,680	668,153
Universal Insurance Holdings Inc	21,180	501,966
		31,652,848
Mortgage Real Estate Investment Trusts (REITs) - 2.0%
AG Mortgage Investment Trust Inc	25,915	189,180
Angel Oak Mortgage REIT Inc	9,989	95,194
Apollo Commercial Real Estate Finance Inc	152,406	1,458,525
Arbor Realty Trust Inc (c)	201,109	2,363,031
Ares Commercial Real Estate Corp	60,277	279,083
ARMOUR Residential REIT Inc	61,689	1,054,882
Blackstone Mortgage Trust Inc Class A	188,633	3,772,660
Brightspire Capital Inc Class A	143,544	798,105
Chimera Investment Corp	87,384	1,121,137
Claros Mortgage Trust Inc	95,854	357,535
Dynex Capital Inc	91,461	1,190,822
Ellington Financial Inc	94,916	1,258,586
Franklin BSP Realty Trust Inc	90,885	1,157,875
Granite Point Mortgage Trust Inc	54,685	142,181
Invesco Mortgage Capital Inc	69,319	546,927
Kkr Real Estate Finance Trust Inc	47,246	510,257
Ladder Capital Corp Class A	123,769	1,412,204
MFA Financial Inc	114,394	1,173,682
New York Mortgage Trust Inc	100,824	654,348
Nexpoint Real Estate Finance Inc	9,037	138,176
Orchid Island Capital Inc	87,434	657,504
Pennymac Mortgage Investment Trust	94,849	1,389,538
Ready Capital Corp	177,052	901,195
Redwood Trust Inc	142,521	865,102
Seven Hills Realty Trust	15,755	196,780
Sunrise Realty Trust Inc	11,587	128,268
TPG RE Finance Trust Inc	66,680	543,442
Two Harbors Investment Corp	115,315	1,540,608
		25,896,827
TOTAL FINANCIALS		380,441,968

Health Care - 8.4%
Biotechnology - 3.6%
2seventy bio Inc (b)	52,577	259,730
4D Molecular Therapeutics Inc (b)	17,218	55,614
89bio Inc (b)	120,806	878,260
Absci Corp (b)(c)	24,086	60,456
ACELYRIN Inc (b)	79,984	197,560
Achieve Life Sciences Inc (b)	14,213	37,949
Acrivon Therapeutics Inc (b)	12,910	26,207
Acumen Pharmaceuticals Inc (b)	42,963	47,259
Adverum Biotechnologies Inc (b)	22,727	99,317
Agenus Inc (b)	21,561	32,449
Agios Pharmaceuticals Inc (b)	61,269	1,795,182
Akebia Therapeutics Inc (b)	210,992	405,105
Akero Therapeutics Inc (b)	67,137	2,717,706
Aldeyra Therapeutics Inc (b)	48,742	280,267
Allogene Therapeutics Inc (b)(c)	140,643	205,339
Altimmune Inc (b)(c)	34,897	174,485
Anavex Life Sciences Corp (b)(c)	59,773	512,852
Anika Therapeutics Inc (b)	11,050	166,082
Annexon Inc (b)	106,902	206,321
Applied Therapeutics Inc (b)	45,934	22,457
Arbutus Biopharma Corp (b)	9,978	34,823
Arcturus Therapeutics Holdings Inc (b)(c)	2,860	30,287
ArriVent Biopharma Inc (b)	12,089	223,526
Astria Therapeutics Inc (b)	7,293	38,945
Atossa Therapeutics Inc (b)(c)	111,189	74,819
Aura Biosciences Inc (b)	49,840	292,062
Beam Therapeutics Inc (b)	99,207	1,937,513
Bicara Therapeutics Inc	9,316	121,387
Black Diamond Therapeutics Inc (b)(c)	13,236	20,516
Bluebird Bio Inc (b)	11,281	55,051
Boundless Bio Inc (b)	6,383	9,637
Bridgebio Pharma Inc (b)	57,332	1,981,967
C4 Therapeutics Inc (b)	65,166	104,266
Cabaletta Bio Inc (b)(c)	38,498	53,320
CAMP4 Therapeutics Corp	3,664	14,656
Capricor Therapeutics Inc (b)(c)	6,203	58,866
Cardiff Oncology Inc (b)(c)	39,119	122,834
CareDx Inc (b)	43,281	768,238
Cargo Therapeutics Inc (b)(c)	33,593	136,724
Caribou Biosciences Inc (b)	89,104	81,361
Cartesian Therapeutics Inc rights (b)(e)	65,209	28,692
Celcuity Inc (b)	2,208	22,323
Celldex Therapeutics Inc (b)	13,079	237,384
Century Therapeutics Inc (b)(c)	45,928	21,862
CG oncology Inc (b)	23,048	564,446
Chinook Therapeutics Inc rights (b)(e)	488	0
Cibus Inc Class A (b)(c)	19,646	36,738
Climb Bio Inc (b)	31,339	38,234
Cogent Biosciences Inc (b)	6,993	41,888
Coherus Biosciences Inc (b)(c)	90,458	73,000
Compass Therapeutics Inc (b)(c)	110,400	209,760
Corbus Pharmaceuticals Holdings Inc (b)(c)	4,677	24,835
Cullinan Therapeutics Inc (b)	6,320	47,842
Cytokinetics Inc (b)	112,067	4,503,973
Day One Biopharmaceuticals Inc (b)	6,236	49,451
Denali Therapeutics Inc (b)	57,271	778,599
Design Therapeutics Inc (b)	33,410	128,963
Dianthus Therapeutics Inc (b)	23,918	433,873
Disc Medicine Inc (b)	21,889	1,086,570
Dynavax Technologies Corp (b)(c)	28,347	367,661
Editas Medicine Inc (b)	90,222	104,658
Elevation Oncology Inc (b)(c)	19,883	5,151
Enanta Pharmaceuticals Inc (b)	21,614	119,309
Entrada Therapeutics Inc (b)	26,271	237,490
Erasca Inc (b)(c)	198,214	271,553
Fate Therapeutics Inc (b)	109,488	86,506
Foghorn Therapeutics Inc (b)	10,874	39,690
Galectin Therapeutics Inc (b)(c)	3,107	3,790
Generation Bio CO (b)	49,901	20,210
Geron Corp (b)	195,674	311,122
Gyre Therapeutics Inc (b)(c)	7,078	54,642
Heron Therapeutics Inc (b)(c)	116,248	255,746
HilleVax Inc (b)	22,190	32,176
IGM Biosciences Inc (b)	1,325	1,523
ImmunityBio Inc (b)(c)	37,222	112,038
Inhibrx Biosciences Inc	5,262	73,615
Inovio Pharmaceuticals Inc (b)(c)	39,562	64,486
Inozyme Pharma Inc (b)	59,082	53,765
Intellia Therapeutics Inc (b)(c)	109,674	779,782
Invivyd Inc (b)	84,125	50,921
Ironwood Pharmaceuticals Inc Class A (b)	102,531	150,721
iTeos Therapeutics Inc (b)	27,934	166,766
Kodiak Sciences Inc (b)	35,874	100,627
Korro Bio Inc (b)	4,851	84,456
Kyverna Therapeutics Inc (b)(c)	10,179	19,645
LENZ Therapeutics Inc (c)	13,567	348,808
Lexeo Therapeutics Inc (b)	1,149	3,986
Lexicon Pharmaceuticals Inc (b)(c)	79,317	36,549
Lyell Immunopharma Inc (b)	176,390	94,898
MacroGenics Inc (b)	10,296	13,076
MannKind Corp (b)	67,039	337,206
MeiraGTx Holdings plc (b)	16,844	114,202
Mersana Therapeutics Inc (b)	53,593	18,447
Metagenomi Inc (b)	12,410	16,878
Metsera Inc	7,227	196,719
MiMedx Group Inc (b)	67,450	512,620
Mineralys Therapeutics Inc (b)	24,336	386,456
Monte Rosa Therapeutics Inc (b)	44,614	207,009
Myriad Genetics Inc (b)	96,658	857,356
Neurogene Inc (b)(c)	6,091	71,326
Nkarta Inc (b)	58,383	107,425
Novavax Inc (b)(c)	37,738	241,901
Nurix Therapeutics Inc (b)	25,182	299,162
Olema Pharmaceuticals Inc (b)	32,837	123,467
OmniAb Operations Inc (b)(e)	3,625	7,794
OmniAb Operations Inc (b)(e)	3,625	6,924
Organogenesis Holdings Inc Class A (b)	66,193	285,954
ORIC Pharmaceuticals Inc (b)(c)	51,727	288,637
Outlook Therapeutics Inc (b)(c)	5,727	6,986
PepGen Inc (b)(c)	1,856	2,607
Perspective Therapeutics Inc (b)	12,425	26,465
Precigen Inc (b)(c)	135,673	202,153
Prelude Therapeutics Inc (b)(c)	13,269	10,190
ProKidney Corp Class A (b)	25,768	22,578
PTC Therapeutics Inc (b)	19,616	999,631
Puma Biotechnology Inc (b)	30,025	88,874
Pyxis Oncology Inc (b)	53,977	52,892
Q32 Bio Inc (b)(c)	7,199	11,877
RAPT Therapeutics Inc (b)	34,142	41,653
REGENXBIO Inc (b)	50,113	358,308
Regulus Therapeutics Inc (b)	52,389	91,681
Relay Therapeutics Inc (b)	136,210	356,870
Renovaro Inc (b)(c)	47,075	25,571
Replimune Group Inc (b)	73,946	720,974
Revolution Medicines Inc (b)	64,171	2,269,087
Rigel Pharmaceuticals Inc (b)	4,271	76,835
Sage Therapeutics Inc (b)	59,041	469,376
Savara Inc (b)(c)	26,271	72,771
Scholar Rock Holding Corp (b)	8,690	279,384
Shattuck Labs Inc (b)	12,746	12,109
Skye Bioscience Inc (b)	19,110	30,385
Solid Biosciences Inc (b)	23,428	86,684
Spyre Therapeutics Inc (b)	39,246	633,234
Summit Therapeutics Inc (b)(c)	5,285	101,948
Sutro Biopharma Inc (b)	86,322	56,161
Tenaya Therapeutics Inc (b)(c)	43,973	25,069
Tevogen Bio Holdings Inc Class A (b)(c)	11,553	12,477
Tourmaline Bio Inc (b)	24,960	379,642
Travere Therapeutics Inc (b)	90,544	1,622,548
TScan Therapeutics Inc (b)	12,966	17,893
Upstream Bio Inc	8,569	52,442
UroGen Pharma Ltd (b)(c)	9,184	101,575
Vanda Pharmaceuticals Inc (b)	61,157	280,711
Veracyte Inc (b)	84,284	2,499,021
Verve Therapeutics Inc (b)(c)	76,892	351,396
Vir Biotechnology Inc (b)	98,060	635,429
Viridian Therapeutics Inc (b)	21,400	288,472
Voyager Therapeutics Inc (b)	50,256	169,865
Werewolf Therapeutics Inc (b)	25,304	24,601
XBiotech Inc (b)	21,026	68,124
Xencor Inc (b)	39,068	415,684
XOMA Royalty Corp (b)	3,087	61,524
Zenas Biopharma Inc	7,424	58,650
Zentalis Pharmaceuticals Inc (b)	62,261	98,995
Zymeworks Inc (b)	58,759	699,820
		45,785,899
Health Care Equipment & Supplies - 1.5%
Accuray Inc Del (b)	4,092	7,324
AngioDynamics Inc (b)	42,100	395,319
Anteris Technologies Global Corp	9,381	34,147
Artivion Inc (b)	9,806	241,031
AtriCure Inc (b)	17,820	574,873
Avanos Medical Inc (b)	48,725	698,229
Beta Bionics Inc (c)	4,590	56,182
Bioventus Inc (b)	26,617	243,546
Ceribell Inc	4,432	85,139
Embecta Corp	56,670	722,543
Fractyl Health Inc (b)(c)	15,951	18,982
ICU Medical Inc (b)	23,144	3,213,776
Inmode Ltd (b)	62,163	1,102,772
Inogen Inc (b)	25,606	182,571
Integer Holdings Corp (b)	10,682	1,260,583
Integra LifeSciences Holdings Corp (b)	73,242	1,610,592
LivaNova PLC (b)	55,461	2,178,508
Neogen Corp (b)(c)	236,269	2,048,452
Nevro Corp (b)	39,632	231,451
Omnicell Inc (b)	49,504	1,730,660
OraSure Technologies Inc (b)	78,738	265,347
Orchestra BioMed Holdings Inc (b)	15,230	65,184
Orthofix Medical Inc (b)	36,661	597,941
OrthoPediatrics Corp (b)	18,180	447,773
Pulse Biosciences Inc (b)	1	14
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	1,203	5,373
SI-BONE Inc (b)(c)	8,540	119,816
Stereotaxis Inc (b)	4,228	7,441
Surmodics Inc (b)	5,177	158,054
Tactile Systems Technology Inc (b)	26,151	345,716
Utah Medical Products Inc	3,295	184,652
Varex Imaging Corp (b)	42,160	489,056
Zimvie Inc (b)	29,022	313,438
		19,636,485
Health Care Providers & Services - 1.6%
Accolade Inc (b)	53,407	372,781
AdaptHealth Corp (b)	62,158	673,793
Addus HomeCare Corp (b)	11,411	1,128,434
Ardent Health Partners Inc	8,190	112,613
Aveanna Healthcare Holdings Inc (b)	16,806	91,089
Brookdale Senior Living Inc (b)	29,811	186,617
Castle Biosciences Inc (b)	19,395	388,288
Community Health Systems Inc (b)	61,530	166,131
Concentra Group Holdings Parent Inc	36,571	793,591
Cross Country Healthcare Inc (b)	34,048	506,975
DocGo Inc Class A (b)(c)	90,234	238,218
Enhabit Inc (b)	48,262	424,223
Fulgent Genetics Inc (b)	22,653	382,836
GeneDx Holdings Corp Class A (b)	12,032	1,065,614
Innovage Holding Corp (b)	14,984	44,651
LifeStance Health Group Inc (b)	81,271	541,265
ModivCare Inc (b)(c)	5,714	7,513
National HealthCare Corp	13,511	1,253,821
NeoGenomics Inc (b)	127,191	1,207,043
OPKO Health Inc (b)(c)	343,502	570,213
Option Care Health Inc (b)	98,625	3,446,944
Owens & Minor Inc (b)	69,074	623,738
Patterson Cos Inc	69,404	2,168,181
Pediatrix Medical Group Inc (b)	92,911	1,346,280
Performant Healthcare Inc (b)	25,591	75,749
Quipt Home Medical Corp (United States) (b)	37,292	86,890
Select Medical Holdings Corp	36,901	616,247
Sonida Senior Living Inc (b)	2,436	56,734
Surgery Partners Inc (b)	83,206	1,976,143
		20,552,615
Health Care Technology - 0.2%
Definitive Healthcare Corp Class A (b)(c)	56,180	162,360
Health Catalyst Inc (b)	58,821	266,459
HealthStream Inc	17,151	551,919
LifeMD Inc (b)(c)	15,412	83,841
Teladoc Health Inc (b)	157,737	1,255,587
Waystar Holding Corp (b)	29,467	1,100,887
		3,421,053
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp (b)	124,848	927,621
BioLife Solutions Inc (b)	4,052	92,548
Codexis Inc (b)	78,093	210,070
Conduit Pharmaceuticals Inc Class A (b)(c)	84	65
CryoPort Inc (b)	8,345	50,738
Cytek Biosciences Inc (b)	128,744	516,263
Harvard Bioscience Inc (b)	30,823	17,446
Lifecore Biomedical Inc (b)	26,915	189,482
MaxCyte Inc (United States) (b)	114,243	311,883
Mesa Laboratories Inc	3,689	437,737
Nautilus Biotechnology Inc Class A (b)	50,853	43,784
OmniAb Inc (b)(c)	90,268	216,643
Pacific Biosciences of California Inc (b)(c)	297,954	351,586
Quanterix Corp (b)	33,569	218,534
Quantum-Si Inc Class A (b)(c)	130,333	156,400
Standard BioTools Inc (b)(c)	250,423	270,457
		4,011,257
Pharmaceuticals - 1.2%
Alto Neuroscience Inc (b)	9,856	21,289
Alumis Inc (c)	10,660	65,452
Amneal Intermediate Inc Class A (b)	26,736	224,048
ANI Pharmaceuticals Inc (b)	5,831	390,385
Aquestive Therapeutics Inc (b)(c)	58,835	170,622
Atea Pharmaceuticals Inc (b)	80,889	241,858
BioAge Labs Inc	6,413	24,113
Biote Corp Class A (b)	1,694	5,641
Contineum Therapeutics Inc Class A (b)	4,235	29,560
CorMedix Inc (b)(c)	5,784	35,629
Enliven Therapeutics Inc (b)	1,951	38,396
Esperion Therapeutics Inc (b)(c)	150,092	216,132
EyePoint Pharmaceuticals Inc (b)	38,781	210,193
Fulcrum Therapeutics Inc (b)	34,028	98,001
Innoviva Inc (b)	53,393	968,015
Ligand Pharmaceuticals Inc (b)	19,373	2,036,878
Lyra Therapeutics Inc (b)	18,727	2,365
Maze Therapeutics Inc (c)	4,106	45,207
MBX Biosciences Inc (c)	5,814	42,907
Nektar Therapeutics (b)	192,779	131,090
Novartis AG rights (b)(e)	31,059	0
Nuvation Bio Inc Class A (b)	196,458	345,766
Omeros Corp (b)(c)	39,683	326,194
Pacira BioSciences Inc (b)	46,053	1,144,418
Phathom Pharmaceuticals Inc (b)(c)	33,792	211,876
Phibro Animal Health Corp Class A	16,818	359,232
Pliant Therapeutics Inc (b)	61,772	83,392
Prestige Consumer Healthcare Inc (b)	53,505	4,599,826
Rapport Therapeutics Inc (b)(c)	8,070	80,942
Septerna Inc (c)	8,822	51,079
SIGA Technologies Inc	13,505	74,007
Supernus Pharmaceuticals Inc (b)	50,436	1,651,780
Telomir Pharmaceuticals Inc (b)(c)	9,761	31,528
Terns Pharmaceuticals Inc (b)	72,003	198,728
Theravance Biopharma Inc (b)	39,870	356,039
Third Harmonic Bio Inc (b)	23,776	82,503
Trevi Therapeutics Inc (b)	31,307	196,921
Ventyx Biosciences Inc (b)	66,669	76,669
Veru Inc (b)(c)	38,402	18,821
WaVe Life Sciences Ltd (b)	15,126	122,218
Zevra Therapeutics Inc (b)	27,096	202,949
		15,212,669
TOTAL HEALTH CARE		108,619,978

Industrials - 12.0%
Aerospace & Defense - 1.0%
AAR Corp (b)	30,092	1,684,851
AerSale Corp (b)	36,754	275,287
Archer Aviation Inc Class A (b)(c)	19,358	137,635
Astronics Corp (b)	31,654	765,077
Ducommun Inc (b)	14,506	841,783
Intuitive Machines Inc Class A (b)(c)	42,983	320,223
Kratos Defense & Security Solutions Inc (b)	88,997	2,642,322
Mercury Systems Inc (b)	56,166	2,420,194
National Presto Industries Inc	5,584	490,889
Park Aerospace Corp	11,670	156,962
Redwire Corp Class A (b)(c)	18,048	149,618
Triumph Group Inc (b)	78,989	2,001,581
V2X Inc (b)	17,995	882,655
Virgin Galactic Holdings Inc Class A (b)(c)	26,782	81,149
		12,850,226
Air Freight & Logistics - 0.3%
Air Transport Services Group Inc (b)	54,716	1,227,827
Forward Air Corp Class A (b)	26,942	541,265
Hub Group Inc Class A	64,821	2,409,397
Radiant Logistics Inc (b)	37,620	231,362
		4,409,851
Building Products - 1.0%
American Woodmark Corp (b)	15,303	900,275
Apogee Enterprises Inc	16,140	747,766
AZZ Inc	5,443	455,089
Caesarstone Ltd (b)	20,800	50,544
Gibraltar Industries Inc (b)	17,398	1,020,567
Insteel Industries Inc	11,188	294,244
JELD-WEN Holding Inc (b)	59,918	357,710
Masterbrand Inc (b)	137,082	1,790,291
Quanex Building Products Corp	51,429	956,065
Resideo Technologies Inc (b)	157,377	2,785,573
UFP Industries Inc	28,094	3,007,183
Zurn Elkay Water Solutions Corp	7,990	263,510
		12,628,817
Commercial Services & Supplies - 2.1%
ABM Industries Inc	67,002	3,173,215
ACCO Brands Corp	98,190	411,416
Bridger Aerospace Group Holdings Inc (b)(c)	7,872	8,895
BrightView Holdings Inc (b)	63,950	821,118
CompX International Inc Class A	790	16,369
CoreCivic Inc (b)	117,646	2,387,037
Deluxe Corp	48,077	760,097
Ennis Inc	27,576	554,002
Enviri Corp (b)	84,896	564,558
GEO Group Inc/The (b)	137,484	4,015,909
Healthcare Services Group Inc (b)	79,495	801,310
HNI Corp	26,718	1,184,943
Interface Inc	55,805	1,107,171
Matthews International Corp Class A	32,156	715,149
MillerKnoll Inc	73,808	1,412,685
NL Industries Inc	9,387	74,157
OPENLANE Inc (b)	113,910	2,196,185
Pitney Bowes Inc	124,378	1,125,621
Quad/Graphics Inc Class A	13,120	71,504
Steelcase Inc Class A	100,333	1,099,650
UniFirst Corp/MA	16,275	2,831,850
Virco Mfg. Corp	11,117	105,167
VSE Corp	15,982	1,917,680
		27,355,688
Construction & Engineering - 0.7%
Ameresco Inc Class A (b)	23,463	283,433
Arcosa Inc	52,299	4,033,299
Concrete Pumping Holdings Inc	25,154	137,341
Fluor Corp (b)	15,475	554,315
Granite Construction Inc	8,300	625,820
Great Lakes Dredge & Dock Corp (b)	70,547	613,759
Matrix Service Co (b)	28,389	352,875
Northwest Pipe Co (b)	8,815	364,060
Orion Group Holdings Inc (b)	33,650	175,990
Primoris Services Corp	4,375	251,169
Southland Holdings Inc (b)	11,999	35,876
Tutor Perini Corp (b)	46,436	1,076,386
		8,504,323
Electrical Equipment - 0.7%
Allient Inc	14,819	325,722
Blink Charging Co (b)(c)	60,216	55,260
Bloom Energy Corp Class A (b)(c)	18,670	367,052
ChargePoint Holdings Inc Class A (b)(c)	198,180	119,899
Energy Vault Holdings Inc Class A (b)(c)	116,378	80,929
EnerSys	3,616	331,153
FuelCell Energy Inc (b)(c)	22,603	103,748
GrafTech International Ltd (b)	19,748	17,268
Hyliion Holdings Corp Class A (b)(c)	150,690	210,966
LSI Industries Inc	9,073	154,241
NANO Nuclear Energy Inc (b)(c)	22,189	587,121
Net Power Inc Class A (b)(c)	24,204	63,657
NEXTracker Inc Class A (b)	40,060	1,688,128
Plug Power Inc (b)(c)	821,483	1,109,002
Preformed Line Products Co	2,481	347,563
SES AI Corp Class A (b)(c)	132,675	69,084
SolarMax Technology Inc (b)	17,670	21,204
Solidion Technology Inc Class A (b)	12,300	1,483
Stem Inc Class A (b)(c)	167,458	58,661
Sunrun Inc (b)(c)	240,090	1,406,927
Thermon Group Holdings Inc (b)	32,197	896,686
TPI Composites Inc (b)(c)	51,538	41,540
Ultralife Corp (b)	10,059	54,117
Vicor Corp (b)	11,134	520,849
		8,632,260
Ground Transportation - 0.3%
Covenant Logistics Group Inc Class A	14,130	313,686
Ftai Infrastructure Inc	108,105	489,716
Heartland Express Inc	29,283	269,989
Hertz Global Holdings Inc (b)(c)	132,084	520,411
Marten Transport Ltd	49,787	683,078
PAMT CORP (b)	5,750	69,804
Proficient Auto Logistics Inc	16,340	136,766
Universal Logistics Holdings Inc	4,788	125,637
Werner Enterprises Inc	58,226	1,706,022
		4,315,109
Machinery - 2.5%
3D Systems Corp (b)	140,283	297,400
Albany International Corp Class A	25,630	1,769,495
Astec Industries Inc	24,882	857,185
Columbus McKinnon Corp/NY	31,170	527,708
Commercial Vehicle Group Inc (b)	38,440	44,206
Douglas Dynamics Inc	4,489	104,279
Eastern Co/The	5,734	145,185
Enpro Inc	20,300	3,284,337
ESCO Technologies Inc	14,259	2,268,892
Gencor Industries Inc (b)	11,303	137,444
Greenbrier Cos Inc/The	33,223	1,701,682
Helios Technologies Inc	11,466	367,944
Hillenbrand Inc	50,831	1,227,060
Hillman Solutions Corp Class A (b)	176,068	1,547,638
Hyster-Yale Inc Class A	5,012	208,198
JBT Marel Corp	47,254	5,774,440
Kennametal Inc	84,752	1,805,218
L B Foster Co Class A (b)	9,505	187,058
Lindsay Corp	5,915	748,366
Manitowoc Co Inc/The (b)	37,581	322,821
Mayville Engineering Co Inc (b)	13,135	176,403
Miller Industries Inc/TN	11,323	479,756
Mueller Industries Inc	9,100	692,874
NN Inc (b)	49,858	112,679
Park-Ohio Holdings Corp	9,825	212,220
Proto Labs Inc (b)	26,548	930,242
REV Group Inc	12,180	384,888
Shyft Group Inc/The	34,305	277,527
Standex International Corp	2,968	479,006
Tennant CO	11,507	917,683
Terex Corp (c)	72,269	2,730,323
Titan International Inc (b)	54,721	459,109
Trinity Industries Inc	7,342	206,017
Twin Disc Inc	12,628	95,594
Wabash National Corp	46,764	516,742
Worthington Enterprises Inc	3,966	198,657
		32,196,276
Marine Transportation - 0.4%
Genco Shipping & Trading Ltd	46,942	627,145
Matson Inc	35,276	4,521,325
Pangaea Logistics Solutions Ltd	39,399	187,539
		5,336,009
Passenger Airlines - 0.5%
Allegiant Travel Co	16,741	864,673
Blade Air Mobility Inc (b)	63,574	173,557
JetBlue Airways Corp (b)	338,212	1,630,182
SkyWest Inc (b)	42,812	3,740,484
Sun Country Airlines Holdings Inc (b)	22,934	282,547
		6,691,443
Professional Services - 1.0%
Alight Inc Class A	454,255	2,693,732
Asure Software Inc (b)	26,479	252,874
Barrett Business Services Inc	2,304	94,810
BlackSky Technology Inc Class A (b)(c)	27,760	214,585
Conduent Inc (b)	168,638	455,323
DLH Holdings Corp (b)	5,011	20,295
First Advantage Corp (b)(c)	25,998	366,312
Forrester Research Inc (b)	12,982	119,954
Heidrick & Struggles International Inc	21,772	932,495
HireQuest Inc	1,387	16,505
IBEX Holdings Ltd (b)	9,156	222,949
Kelly Services Inc Class A	34,585	455,484
Korn Ferry	55,569	3,769,245
Mistras Group Inc (b)	22,833	241,573
NV5 Global Inc (b)	50,708	977,143
Planet Labs PBC Class A (b)	237,537	802,875
Resolute Holdings Management Inc	257	8,054
Resources Connection Inc	36,915	241,424
TrueBlue Inc (b)	31,581	167,695
TTEC Holdings Inc	20,998	69,083
Willdan Group Inc (b)	13,869	564,746
		12,687,156
Trading Companies & Distributors - 1.5%
Beacon Roofing Supply Inc (b)	4,448	550,218
BlueLinx Holdings Inc (b)	8,861	664,398
Boise Cascade Co	21,800	2,138,362
Custom Truck One Source Inc Class A (b)(c)	18,245	76,994
Distribution Solutions Group Inc (b)	1,096	30,688
DNOW Inc (b)	114,177	1,950,143
DXP Enterprises Inc/TX (b)	12,075	993,290
EVI Industries Inc	1,496	25,102
GATX Corp	38,463	5,972,150
GMS Inc (b)	4,150	303,656
H&E Equipment Services Inc	2,734	259,156
Hudson Technologies Inc (b)	42,379	261,478
Mrc Global Inc (b)	91,038	1,045,116
Rush Enterprises Inc Class A	66,018	3,526,021
Rush Enterprises Inc Class B	9,323	526,936
Titan Machinery Inc (b)(c)	22,605	385,189
Willis Lease Finance Corp	3,078	486,232
		19,195,129
TOTAL INDUSTRIALS		154,802,287

Information Technology - 5.9%
Communications Equipment - 1.0%
ADTRAN Holdings Inc (b)	84,394	735,916
Applied Optoelectronics Inc (b)(c)	46,526	714,174
Aviat Networks Inc (b)	12,809	245,549
Calix Inc (b)	16,919	599,609
Clearfield Inc (b)	13,142	390,580
CommScope Holding Co Inc (b)	231,592	1,229,754
Digi International Inc (b)	39,321	1,094,303
Extreme Networks Inc (b)	64,308	850,795
Netgear Inc (b)	30,078	735,708
NetScout Systems Inc (b)	74,377	1,562,661
Ribbon Communications Inc (b)	98,332	385,461
Viasat Inc (b)	133,955	1,395,811
Viavi Solutions Inc (b)	238,018	2,663,421
		12,603,742
Electronic Equipment, Instruments & Components - 2.3%
908 Devices Inc (b)(c)	24,276	108,756
Aeva Technologies Inc (b)	24,986	174,902
Bel Fuse Inc Class A	2,122	152,911
Bel Fuse Inc Class B	10,882	814,627
Belden Inc	20,390	2,044,098
Benchmark Electronics Inc	38,587	1,467,464
CTS Corp	7,199	299,118
Daktronics Inc (b)	37,638	458,431
ePlus Inc (b)	9,300	567,579
FARO Technologies Inc (b)	20,300	554,190
Itron Inc (b)	4,689	491,220
Kimball Electronics Inc (b)	26,392	434,148
Knowles Corp (b)	93,648	1,423,450
Methode Electronics Inc	38,278	244,214
MicroVision Inc (b)(c)	106,527	132,093
Mirion Technologies Inc Class A (b)	194,594	2,821,614
nLight Inc (b)	47,703	370,652
OSI Systems Inc (b)	989	192,202
Ouster Inc Class A (b)	42,761	383,994
PAR Technology Corp (b)(c)	2,061	126,422
PC Connection Inc	12,513	781,061
Plexus Corp (b)	20,314	2,602,833
Powerfleet Inc NJ (b)	108,143	593,705
Richardson Electronics Ltd/United States	13,583	151,586
Rogers Corp (b)	20,395	1,377,274
Sanmina Corp (b)	57,990	4,417,679
ScanSource Inc (b)	25,138	854,943
SmartRent Inc Class A (b)	198,686	240,410
TTM Technologies Inc (b)	108,917	2,233,888
Vishay Intertechnology Inc	135,430	2,153,337
Vishay Precision Group Inc (b)	13,161	317,048
		28,985,849
IT Services - 0.3%
Applied Digital Corp (b)(c)	65,930	370,527
ASGN Inc (b)	36,364	2,291,659
BigBear.ai Holdings Inc (b)(c)	28,216	80,698
Fastly Inc Class A (b)	29,582	187,254
Grid Dynamics Holdings Inc (b)	16,772	262,482
Hackett Group Inc/The	2,553	74,598
Information Services Group Inc	40,008	156,431
Rackspace Technology Inc (b)	71,374	120,622
Unisys Corp (b)	71,110	326,395
		3,870,666
Semiconductors & Semiconductor Equipment - 0.9%
ACM Research Inc Class A (b)	17,591	410,574
Alpha & Omega Semiconductor Ltd (b)	25,697	638,827
Ambarella Inc (b)	19,759	994,470
CEVA Inc (b)	3,682	94,296
Cohu Inc (b)	49,358	726,056
Diodes Inc (b)	44,195	1,907,898
Everspin Technologies Inc (b)	3,237	16,509
Ichor Holdings Ltd (b)	24,416	552,046
MaxLinear Inc Class A (b)	4,954	53,800
Navitas Semiconductor Corp Class A (b)(c)	120,618	247,267
Penguin Solutions Inc (b)	56,083	974,162
Photronics Inc (b)	43,740	908,042
Rigetti Computing Inc Class A (b)(c)	204,460	1,619,323
Synaptics Inc (b)	39,696	2,529,430
Veeco Instruments Inc (b)	9,023	181,182
		11,853,882
Software - 1.2%
Adeia Inc	18,340	242,455
Aurora Innovation Inc Class A (b)(c)	477,608	3,211,914
Bit Digital Inc (b)(c)	134,662	272,017
Cerence Inc (b)(c)	45,894	362,563
Cipher Mining Inc (b)(c)	71,886	165,338
Commvault Systems Inc (b)	3,168	499,784
Consensus Cloud Solutions Inc (b)	19,313	445,744
Core Scientific Inc (b)(c)	41,180	298,143
CS Disco Inc (b)	11,489	46,990
Daily Journal Corp (b)	440	174,988
Digimarc Corp (b)	1,313	16,833
Digital Turbine Inc (b)	105,512	286,465
E2open Parent Holdings Inc Class A (b)	220,428	440,856
EverCommerce Inc (b)	5,454	54,976
I3 Verticals Inc Class A (b)	23,301	574,836
Life360 Inc (b)(c)	2,078	79,774
Logility Supply Chain Solutions Inc Class A	34,403	490,587
MARA Holdings Inc (b)(c)	66,744	767,556
Meridianlink Inc (b)	14,060	260,532
NCR Voyix Corp (b)	14,221	138,655
Olo Inc Class A (b)	59,261	357,936
ON24 Inc (b)	28,320	147,264
OneSpan Inc	3,988	60,817
Ooma Inc (b)	23,425	306,633
Pagaya Technologies Ltd Class A (b)(c)	38,839	407,033
Rekor Systems Inc (b)(c)	8,508	7,543
Rimini Street Inc (b)	50,413	175,437
Riot Platforms Inc (b)(c)	291,900	2,078,328
Roadzen Inc (b)(c)	41,842	43,516
Silvaco Group Inc (b)(c)	1,167	5,321
SolarWinds Corp	59,166	1,090,429
SoundThinking Inc (b)	1,264	21,425
Telos Corp (b)	58,681	139,661
Terawulf Inc (b)(c)	19,535	53,331
Verint Systems Inc (b)	66,349	1,184,330
Xperi Inc (b)	48,549	374,798
		15,284,808
Technology Hardware, Storage & Peripherals - 0.2%
CompoSecure Inc Class A (c)	3,493	37,969
Corsair Gaming Inc (b)	38,322	339,533
Diebold Nixdorf Inc (b)	27,350	1,195,742
Eastman Kodak Co (b)	65,850	416,172
Immersion Corp	33,606	254,733
Turtle Beach Corp (b)	7,121	101,617
Xerox Holdings Corp	128,723	621,732
		2,967,498
TOTAL INFORMATION TECHNOLOGY		75,566,445

Materials - 3.6%
Chemicals - 1.3%
AdvanSix Inc	27,936	632,750
American Vanguard Corp	28,274	124,406
Arq Inc (b)	27,278	113,749
Aspen Aerogels Inc (b)	52,287	334,114
Avient Corp	97,706	3,630,755
Core Molding Technologies Inc (b)	8,171	124,199
Danimer Scientific Inc warrants 7/15/2025 (b)	26,058	6
Ecovyst Inc (b)	124,865	774,163
HB Fuller Co	42,441	2,381,789
Innospec Inc	3,972	376,347
Intrepid Potash Inc (b)	11,741	345,068
Koppers Holdings Inc	21,323	597,044
Kronos Worldwide Inc	23,942	179,086
LSB Industries Inc (b)	57,447	378,576
Mativ Holdings Inc	58,762	366,087
Minerals Technologies Inc (c)	34,083	2,166,656
Perimeter Solutions Inc	144,665	1,456,777
PureCycle Technologies Inc (b)(c)	107,949	747,007
Rayonier Advanced Materials Inc (b)	68,210	392,208
Sensient Technologies Corp	2,380	177,143
Stepan Co	20,690	1,138,778
Tronox Holdings PLC	129,519	911,814
Valhi Inc	2,732	44,395
		17,392,917
Containers & Packaging - 0.4%
Greif Inc Class A	27,116	1,491,109
Greif Inc Class B	5,304	314,421
O-I Glass Inc (b)	167,609	1,922,475
Pactiv Evergreen Inc	38,159	687,244
Ranpak Holdings Corp Class A (b)	48,039	260,371
TriMas Corp	44,148	1,034,388
		5,710,008
Metals & Mining - 1.7%
Coeur Mining Inc (b)	676,003	4,001,938
Commercial Metals Co	123,046	5,661,346
Compass Minerals International Inc	37,202	345,607
Contango ORE Inc (b)(c)	6,495	66,313
Dakota Gold Corp (b)	29,850	79,103
Hecla Mining Co	646,706	3,595,685
Kaiser Aluminum Corp	1,035	62,741
Materion Corp	1,253	102,245
Metallus Inc (b)	44,677	596,885
Olympic Steel Inc	10,641	335,404
Piedmont Lithium Inc (b)(c)	14,162	89,221
Radius Recycling Inc Class A	28,473	822,300
Ryerson Holding Corp	29,217	670,822
SunCoke Energy Inc	90,440	832,048
Tredegar Corp (b)	28,035	215,870
Warrior Met Coal Inc	56,137	2,678,858
Worthington Steel Inc	35,111	889,362
		21,045,748
Paper & Forest Products - 0.2%
Clearwater Paper Corp (b)	17,555	445,370
Sylvamo Corp	29,405	1,972,194
		2,417,564
TOTAL MATERIALS		46,566,237

Real Estate - 11.4%
Diversified REITs - 1.4%
Alexander & Baldwin Inc	80,731	1,390,995
Alpine Income Property Trust Inc	14,754	246,687
American Assets Trust Inc	53,323	1,073,925
Armada Hoffler Properties Inc Class A	82,262	617,788
Broadstone Net Lease Inc Class A	207,937	3,543,246
CTO Realty Growth Inc	32,235	622,458
Empire State Realty Trust Inc Class A	148,543	1,161,606
Essential Properties Realty Trust Inc	190,775	6,226,896
Gladstone Commercial Corp	41,650	623,917
Global Net Lease Inc	223,169	1,794,279
NexPoint Diversified Real Estate Trust	41,503	158,956
One Liberty Properties Inc	18,284	480,321
		17,941,074
Health Care REITs - 1.7%
American Healthcare REIT Inc	164,837	4,994,561
CareTrust REIT Inc	187,629	5,362,437
Community Healthcare Trust Inc	28,392	515,599
Diversified Healthcare Trust	236,418	567,403
Global Medical REIT Inc	71,518	625,783
LTC Properties Inc	49,590	1,757,966
National Health Investors Inc	47,918	3,539,223
Sabra Health Care REIT Inc	258,060	4,508,308
Universal Health Realty Income Trust	3,302	135,249
		22,006,529
Hotel & Resort REITs - 1.0%
Apple Hospitality REIT Inc	249,257	3,217,908
Braemar Hotels & Resorts Inc	72,482	180,480
Chatham Lodging Trust	53,000	377,890
DiamondRock Hospitality Co	225,699	1,742,396
Pebblebrook Hotel Trust	129,123	1,308,016
RLJ Lodging Trust	165,248	1,303,807
Service Properties Trust	182,980	477,578
Summit Hotel Properties Inc	116,521	630,379
Sunstone Hotel Investors Inc	218,608	2,057,101
Xenia Hotels & Resorts Inc	111,334	1,309,288
		12,604,843
Industrial REITs - 0.8%
Industrial Logistics Properties Trust	69,378	238,660
LXP Industrial Trust	318,838	2,757,949
Plymouth Industrial REIT Inc	45,770	746,051
Terreno Realty Corp	107,179	6,775,856
		10,518,516
Office REITs - 1.4%
Brandywine Realty Trust	189,095	843,364
City Office Reit Inc	43,692	226,761
COPT Defense Properties	122,722	3,346,629
Douglas Emmett Inc	175,726	2,811,616
Easterly Government Properties Inc	112,145	1,188,737
Franklin Street Properties Corp	104,262	185,586
Hudson Pacific Properties Inc	148,734	438,765
JBG SMITH Properties	89,412	1,440,427
NET Lease Office Properties (b)	15,815	496,275
Orion Properties Inc	63,429	135,738
Paramount Group Inc	197,934	851,116
Peakstone Realty Trust	40,629	511,925
Piedmont Office Realty Trust Inc Class A1	135,927	1,001,782
Postal Realty Trust Inc Class A	17,340	247,615
SL Green Realty Corp	77,825	4,490,504
		18,216,840
Real Estate Management & Development - 0.7%
American Realty Investors Inc (b)(c)	1,486	16,272
Anywhere Real Estate Inc (b)	106,155	353,496
Cushman & Wakefield PLC (b)	247,795	2,532,465
Forestar Group Inc (b)	18,290	386,651
FRP Holdings Inc (b)	14,089	402,523
Kennedy-Wilson Holdings Inc	123,585	1,072,718
Marcus & Millichap Inc	25,496	878,337
Maui Land & Pineapple Co Inc (b)	597	10,488
Newmark Group Inc Class A	142,307	1,731,876
Offerpad Solutions Inc Class A (b)(c)	9,792	16,254
Opendoor Technologies Inc Class A (b)	656,250	669,375
RE/MAX Holdings Inc Class A (b)	18,872	157,959
RMR Group Inc/The Class A	18,463	307,409
Star Holdings (b)	12,870	109,524
Stratus Properties Inc (b)	5,937	105,382
Tejon Ranch Co (b)	22,418	355,325
Transcontinental Realty Investors Inc (b)	1,185	33,121
		9,139,175
Residential REITs - 1.0%
Apartment Investment and Management Co Class A	77,600	682,880
BRT Apartments Corp	13,054	221,918
Centerspace	18,286	1,184,019
Clipper Realty Inc	3,773	14,488
Elme Communities	96,794	1,684,216
Independence Realty Trust Inc	245,253	5,206,721
NexPoint Residential Trust Inc	24,512	968,959
UMH Properties Inc	68,180	1,274,966
Veris Residential Inc	85,066	1,439,317
		12,677,484
Retail REITs - 2.5%
Acadia Realty Trust	128,038	2,682,396
CBL & Associates Properties Inc	7,749	205,968
Curbline Properties Corp	103,036	2,492,441
FrontView REIT Inc	15,860	202,849
Getty Realty Corp	56,144	1,750,570
InvenTrust Properties Corp	84,557	2,483,439
Kite Realty Group Trust	236,518	5,290,909
Macerich Co/The	270,410	4,642,940
NETSTREIT Corp	73,228	1,160,664
Phillips Edison & Co Inc	114,309	4,171,135
Saul Centers Inc	1,483	53,492
SITE Centers Corp	54,191	695,812
Tanger Inc	71,269	2,408,180
Urban Edge Properties	137,584	2,614,096
Whitestone REIT	54,521	794,371
		31,649,262
Specialized REITs - 0.9%
Farmland Partners Inc	48,600	541,890
Four Corners Property Trust Inc	106,149	3,046,476
Gladstone Land Corp	37,804	397,698
Outfront Media Inc	95,692	1,544,469
PotlatchDeltic Corp	85,635	3,863,851
Safehold Inc	57,316	1,072,956
Uniti Group Inc	264,600	1,333,584
		11,800,924
TOTAL REAL ESTATE		146,554,647

Utilities - 5.5%
Electric Utilities - 1.6%
ALLETE Inc	62,416	4,100,731
Genie Energy Ltd Class B	7,569	113,913
Hawaiian Electric Industries Inc (b)(c)	188,181	2,060,582
MGE Energy Inc	22,540	2,095,318
Otter Tail Corp	24,782	1,991,729
Portland General Electric Co	112,668	5,024,993
TXNM Energy Inc	97,172	5,196,760
		20,584,026
Gas Utilities - 1.9%
Chesapeake Utilities Corp	24,405	3,134,334
New Jersey Resources Corp	107,858	5,291,513
Northwest Natural Holding Co	43,472	1,857,124
ONE Gas Inc	60,950	4,607,211
RGC Resources Inc	8,942	186,619
Southwest Gas Holdings Inc	65,882	4,730,328
Spire Inc	61,656	4,824,582
		24,631,711
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power Inc Class A (b)	82,467	408,212
Ormat Technologies Inc	62,388	4,415,199
Sunnova Energy International Inc (b)(c)	114,887	42,737
		4,866,148
Multi-Utilities - 1.0%
Avista Corp	86,006	3,601,071
Black Hills Corp	77,674	4,710,928
Northwestern Energy Group Inc	66,929	3,873,181
Unitil Corp	17,124	987,884
		13,173,064
Water Utilities - 0.6%
American States Water Co	17,995	1,415,847
California Water Service Group	47,639	2,308,586
Consolidated Water Co Ltd	12,400	303,676
Middlesex Water Co	16,986	1,088,803
Pure Cycle Corp (b)	21,985	230,182
SJW Group	36,517	1,997,115
York Water Co/The	13,463	466,897
		7,811,106
TOTAL UTILITIES		71,066,055

TOTAL UNITED STATES		1,244,350,511
TOTAL COMMON STOCKS (Cost $1,285,396,309)		1,286,177,871

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $292,008)	4.25	294,000	291,993

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	1,073,117	1,073,332
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	60,177,115	60,183,133
TOTAL MONEY MARKET FUNDS (Cost $61,256,465)			61,256,465

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $1,346,944,782)	1,347,726,329
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(58,541,084)
NET ASSETS - 100.0%	1,289,185,245

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	26	Jun 2025	2,635,230	(21,569)	(21,569)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $8,167 and all restrictions are set to expire on or before April 30, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $653,435 or 0.1% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $222,471.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,792,321	149,456,427	153,175,416	97,854	-	-	1,073,332	1,073,117	0.0%
Fidelity Securities Lending Cash Central Fund	39,995,498	205,642,131	185,454,496	672,368	-	-	60,183,133	60,177,115	0.2%
Total	44,787,819	355,098,558	338,629,912	770,222	-	-	61,256,465

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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